RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 32: RELATED PARTY TRANSACTIONS

The nature of the significant transactions entered into by the Group with related parties during the year ended December 31, 2015 and 2014 and the significant balances outstanding at December 31, 2015 and 2014 are presented below.

a. Transactions with members of the Board of Directors and management

The Group has entered into transactions with the members of the Board of Directors, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons.

All loans granted to related parties (i) were made in the ordinary course of business, (ii) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and (iii) did not involve more than the normal risk of collectability or present other unfavorable features.

The aggregate amount of loans, deposits and letters of guarantee to related parties, at Group level, totaled EUR 100 million, EUR 25 million and EUR 10 million respectively as at December 31, 2015 (December 31, 2014: EUR 108 million, EUR 16 million and EUR 15 million respectively).

b. Transactions with subsidiaries, associates and joint ventures

The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 12). As at December 31, 2015, the aggregate amount of receivables from affiliates totaled EUR 16 million, the amount of payables to affiliates totaled EUR 65 million and the amount of letters of guarantee to affiliates totaled EUR 2 million (December 31, 2014: EUR 16 million, EUR 145 million and EUR 2 million respectively). For the year ended December 31, 2015, the aggregate amount of income from affiliates totaled EUR 38 million and the amount of expense to affiliates totaled EUR 11 million (December 31, 2014: EUR 38 million and EUR 13 million respectively).

c. Transactions with other related parties

The total receivables of the Group from the employee benefits related funds as at December 31, 2015, amounted to EUR 781 million (December 31, 2014: EUR 674 million). The total payables of the Group to the employee benefits related funds as at December 31, 2015, amounted to EUR 149 million (December 31, 2014: EUR 142 million).

d. Transactions with HFSF

Taking into consideration the HFSF Law, the Amended Relationship Framework Agreement between the Bank and the HFSF, the fact that HFSF holds 40.39% of the Bank's ordinary shares, of which 38.92% with full voting rights and that HFSF has representation in the Bank's Board of Directors and other Board Committees of the Bank, HFSF is considered a related party of the Group. Other than the ordinary shares and CoCos issued by the Bank and held by HFSF, no transactions or balances exist with HFSF.